UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
July 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Income Opportunities Fund
Class A / AIOAX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 99	0.96%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund was positive overall relative to the benchmark for the period. Most positive relative returns were seen in the Fund’s allocation to the retail industry.
Security selection
| Security selection overall was additive to Fund performance, most notably within the energy sector, as well as in the basic industry and utility sectors.
Credit allocation
| Allocations to CCC rated debt, as well as small allocations to investment-grade debt, contributed to Fund performance.
Top Performance Detractors
Allocation

I

Despite overall relative positive performance of the Fund, negative returns were seen in an industry allocation to telecommunications. Additional negative portfolio impacts were seen in allocations to the technology and real estate sectors.
Security selection
| Despite overall positive portfolio performance, negative security selection was most prominent in the real estate sector. Additional negative performance was seen in the consumer goods sector.
Credit allocation
| Allocations to BB and B rated debt detracted from overall portfolio performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.16	3.94	4.09
Class A (including sales charges)	2.03	2.94	3.59
ICE BofA BB-B US Cash Pay High Yield Constrained Index	7.56	4.41	5.12
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 724,181,402
Total number of portfolio holdings	442
Management services fees (represents 0.65% of Fund average net assets)	$ 4,626,181
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Income Opportunities Fund | Class A

|

ASR164_01_(09/25)

Columbia Income Opportunities Fund
Class C / RIOCX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 176	1.71%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund was positive overall relative to the benchmark for the period. Most positive relative returns were seen in the Fund’s allocation to the retail industry.
Security selection
| Security selection overall was additive to Fund performance, most notably within the energy sector, as well as in the basic industry and utility sectors.
Credit allocation
| Allocations to CCC rated debt, as well as small allocations to investment-grade debt, contributed to Fund performance.
Top Performance Detractors
Allocation

I

Despite overall relative positive performance of the Fund, negative returns were seen in an industry allocation to telecommunications. Additional negative portfolio impacts were seen in allocations to the technology and real estate sectors.
Security selection
| Despite overall positive portfolio performance, negative security selection was most prominent in the real estate sector. Additional negative performance was seen in the consumer goods sector.
Credit allocation
| Allocations to BB and B rated debt detracted from overall portfolio performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.37	3.17	3.32
Class C (including sales charges)	5.37	3.17	3.32
ICE BofA BB-B US Cash Pay High Yield Constrained Index	7.56	4.41	5.12
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance
does
not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance
results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 724,181,402
Total number of portfolio holdings	442
Management services fees (represents 0.65% of Fund average net assets)	$ 4,626,181
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Income Opportunities Fund | Class C

|

ASR164_04_(09/25)

Columbia Income Opportunities Fund
Institutional Class / CIOZX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 74	0.71%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund was positive overall relative to the benchmark for the period. Most positive relative returns were seen in the Fund’s allocation to the retail industry.
Security selection
| Security selection overall was additive to Fund performance, most notably within the energy sector, as well as in the basic industry and utility sectors.
Credit allocation
| Allocations to CCC rated debt, as well as small allocations to investment-grade debt, contributed to Fund performance.
Top Performance Detractors
Allocation

I

Despite overall relative positive performance of the Fund, negative returns were seen in an industry allocation to telecommunications. Additional negative portfolio impacts were seen in allocations to the technology and real estate sectors.
Security selection
| Despite overall positive portfolio performance, negative security selection was most prominent in the real estate sector. Additional negative performance was seen in the consumer goods sector.
Credit allocation
| Allocations to BB and B rated debt detracted from overall portfolio performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.42	4.21	4.36
ICE BofA BB-B US Cash Pay High Yield Constrained Index	7.56	4.41	5.12
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 724,181,402
Total number of portfolio holdings	442
Management services fees (represents 0.65% of Fund average net assets)	$ 4,626,181
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Income Opportunities Fund | Institutional Class

|

ASR164_08_(09/25)

Columbia Income Opportunities Fund
Institutional 2 Class / CEPRX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 66	0.64%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund was positive overall relative to the benchmark for the period. Most positive relative returns were seen in the Fund’s allocation to the retail industry.
Security selection
| Security selection overall was additive to Fund performance, most notably within the energy sector, as well as in the basic industry and utility sectors.
Credit allocation
| Allocations to CCC rated debt, as well as small allocations to investment-grade debt, contributed to Fund performance.
Top Performance Detractors
Allocation

I

Despite overall relative positive performance of the Fund, negative returns were seen in an industry allocation to telecommunications. Additional negative portfolio impacts were seen in allocations to the technology and real estate sectors.
Security selection
| Despite overall positive portfolio performance, negative security selection was most prominent in the real estate sector. Additional negative performance was seen in the consumer goods sector.
Credit allocation
| Allocations to BB and B rated debt detracted from overall portfolio performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.50	4.27	4.43
ICE BofA BB-B US Cash Pay High Yield Constrained Index	7.56	4.41	5.12
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance
information
.
Key Fund
Statistics
Fund net assets	$ 724,181,402
Total number of portfolio holdings	442
Management services fees (represents 0.65% of Fund average net assets)	$ 4,626,181
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund,
including
its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Income Opportunities Fund | Institutional 2 Class

|

ASR164_15_(09/25)

Columbia Income Opportunities Fund
Institutional 3 Class / CIOYX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 61	0.59%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund was positive overall relative to the benchmark for the period. Most positive relative returns were seen in the Fund’s allocation to the retail industry.
Security selection
| Security selection overall was additive to Fund performance, most notably within the energy sector, as well as in the basic industry and utility sectors.
Credit allocation
| Allocations to CCC rated debt, as well as small allocations to investment-grade debt, contributed to Fund performance.
Top Performance Detractors
Allocation

I

Despite overall relative positive performance of the Fund, negative returns were seen in an industry allocation to telecommunications. Additional negative portfolio impacts were seen in allocations to the technology and real estate sectors.
Security selection
| Despite overall positive portfolio performance, negative security selection was most prominent in the real estate sector. Additional negative performance was seen in the consumer goods sector.
Credit allocation
| Allocations to BB and B rated debt detracted from overall portfolio performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	7.55	4.32	4.50
ICE BofA BB-B US Cash Pay High Yield Constrained Index	7.56	4.41	5.12
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance
does
not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 724,181,402
Total number of portfolio holdings	442
Management services fees (represents 0.65% of Fund average net assets)	$ 4,626,181
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Income Opportunities Fund | Institutional 3 Class

|

ASR164_17_(09/25)

Columbia Income Opportunities Fund
Class S / CIODX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of October 2, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 60 (a)	0.71% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund was positive overall relative to the benchmark for the period. Most positive relative returns were seen in the Fund’s allocation to the retail industry.
Security selection
| Security selection overall was additive to Fund performance, most notably within the energy sector, as well as in the basic industry and utility sectors.
Credit allocation
| Allocations to CCC rated debt, as well as small allocations to investment-grade debt, contributed to Fund performance.
Top Performance Detractors
Allocation

I

Despite overall relative positive performance of the Fund, negative returns were seen in an industry allocation to telecommunications. Additional negative portfolio impacts were seen in allocations to the technology and real estate sectors.
Security selection
| Despite overall positive portfolio performance, negative security selection was most prominent in the real estate sector. Additional negative performance was seen in the consumer goods sector.
Credit allocation
| Allocations to BB and B rated debt detracted from overall portfolio performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	7.49	4.01	4.13
ICE BofA BB-B US Cash Pay High Yield Constrained Index	7.56	4.41	5.12
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 724,181,402
Total number of portfolio holdings	442
Management services fees (represents 0.65% of Fund average net assets)	$ 4,626,181
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund
net assets. D
eriva
tives are excluded from the tables unless otherwise noted. The Fund's portfolio co
mposition is subject to change.
Top Holdings
Columbia Short Duration High Yield ETF	1.0%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.7%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s w
e
bsite included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Income Opportunities Fund | Class S

|

ASR164_16_(09/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Audit fees (a)	32,423	31,493	0	0
Audit-related fees (b)	2,500	0	0	0
Tax fees (c)	16,834	13,765	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Income Opportunities Fund
Annual Financial Statements and Additional Information
July 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Income Opportunities Fund | 2025

Portfolio of Investments
July 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Telesat Corp.(b)	101	2,412
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		2,473
Total Communication Services		2,473
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	581	54,783
Total Consumer Discretionary		54,783
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	6,918
Total Industrials		6,918
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		64,174

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.5%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	3,647,881	3,497,588
Total Convertible Bonds (Cost $3,491,650)			3,497,588

Corporate Bonds & Notes 91.4%

Aerospace & Defense 2.0%
Axon Enterprise, Inc.(d)
03/15/2030	6.125%	334,000	341,745
03/15/2033	6.250%	280,000	287,136
Bombardier, Inc.(d)
04/15/2027	7.875%	104,000	104,335
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	1,111,000	1,175,068
11/15/2030	9.750%	910,000	1,002,284
TransDigm, Inc.(d)
03/01/2029	6.375%	3,410,000	3,490,606
03/01/2032	6.625%	3,873,000	3,983,860
01/15/2033	6.000%	1,198,000	1,204,648
05/31/2033	6.375%	2,746,000	2,763,003
Total			14,352,685
Airlines 0.9%
American Airlines, Inc.(d)
05/15/2029	8.500%	1,969,000	2,057,636
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	1,056,585	1,055,400
04/20/2029	5.750%	3,182,830	3,181,607
Total			6,294,643
Automotive 1.7%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	815,000	739,777
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	1,473,000	1,516,249
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	836,000	859,815
11/15/2032	8.000%	2,185,000	2,246,022
Nissan Motor Co., Ltd.(d)
07/17/2032	7.750%	652,000	673,647
07/17/2035	8.125%	1,908,000	2,004,220
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	1,292,000	1,251,470
04/23/2032	6.875%	2,907,000	2,712,970
Total			12,004,170
Banking 0.1%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	706,000	701,237
Brokerage/Asset Managers/Exchanges 1.8%
AG Issuer LLC(d)
03/01/2028	6.250%	1,204,000	1,203,323
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	3,295,000	3,383,667
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	4,004,000	4,369,594
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,548,000	1,581,766
Osaic Holdings, Inc.(d),(g)
08/01/2032	6.750%	1,418,000	1,435,211
08/01/2033	8.000%	1,026,000	1,042,524
Total			13,016,085
Building Materials 1.2%
JH North America Holdings, Inc.(d)
07/31/2032	6.125%	571,000	577,462
Masterbrand, Inc.(d)
07/15/2032	7.000%	410,000	417,189
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	2,578,000	2,645,860
03/01/2033	6.750%	1,376,000	1,411,510
QXO Building Products, Inc.(d)
04/30/2032	6.750%	1,521,000	1,566,879
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	476,000	486,115
08/01/2033	6.250%	643,000	649,093
Standard Industries, Inc.(d)
01/15/2028	4.750%	1,219,000	1,204,085
Total			8,958,193
Cable and Satellite 4.7%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	1,435,000	1,410,125
03/01/2030	4.750%	5,761,000	5,472,422
08/15/2030	4.500%	4,631,000	4,334,086
02/01/2032	4.750%	2,306,000	2,129,451
01/15/2034	4.250%	2,065,000	1,781,516
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	465,000	421,961
DISH Network Corp.(d)
11/15/2027	11.750%	3,660,000	3,810,832
EchoStar Corp.
11/30/2029	10.750%	3,518,684	3,707,760
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,690,632
07/01/2030	4.125%	3,553,000	3,239,865
Virgin Media Finance PLC(d)
07/15/2030	5.000%	1,604,000	1,445,562
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,237,000	2,849,393
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	1,205,000	1,051,686
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(d)
01/15/2030	4.875%	896,000	826,921
Total			34,172,212
Chemicals 5.1%
Ashland LLC(d)
09/01/2031	3.375%	2,972,000	2,612,334
Avient Corp.(d)
11/01/2031	6.250%	274,000	274,965
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	1,843,000	1,915,670
Celanese US Holdings LLC
04/15/2030	6.500%	414,000	418,880
07/15/2032	6.879%	490,000	507,277
04/15/2033	6.750%	2,361,000	2,382,175
11/15/2033	7.200%	1,085,000	1,132,274
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	1,566,000	1,591,195
Element Solutions, Inc.(d)
09/01/2028	3.875%	1,831,000	1,763,642
HB Fuller Co.
10/15/2028	4.250%	523,000	504,853
Herens Holdco Sarl(d)
05/15/2028	4.750%	1,880,000	1,639,020
INEOS Finance PLC(d)
04/15/2029	7.500%	2,445,000	2,436,323
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	3,226,000	3,281,955
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	1,335,000	1,346,681
Inversion Escrow Issuer LLC(d),(g)
08/01/2032	6.750%	2,191,000	2,164,276
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,341,000	1,277,445
11/15/2028	9.750%	2,203,000	2,310,483
06/15/2031	7.250%	1,596,000	1,631,422
Tronox, Inc.(d)
03/15/2029	4.625%	1,440,000	1,116,853
WR Grace Holdings LLC(d)
06/15/2027	4.875%	2,965,000	2,948,462
08/15/2029	5.625%	1,425,000	1,315,174
03/01/2031	7.375%	2,461,000	2,538,617
Total			37,109,976
Construction Machinery 0.9%
Herc Holdings, Inc.(d)
06/15/2030	7.000%	1,200,000	1,239,100
06/15/2033	7.250%	3,768,000	3,904,406
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	381,041
03/15/2031	7.750%	980,000	1,027,677
Total			6,552,224
Consumer Cyclical Services 0.9%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	2,675,000	2,578,529
Match Group Holdings II LLC(d)
10/01/2031	3.625%	794,000	710,440
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	372,274
02/15/2029	5.625%	2,843,000	2,832,291
Total			6,493,534
Consumer Products 1.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	2,544,000	2,115,377
Newell Brands, Inc.(d)
06/01/2028	8.500%	891,000	934,670
Newell Brands, Inc.
05/15/2030	6.375%	894,000	868,975
05/15/2032	6.625%	1,769,000	1,692,375
Opal Bidco SAS(d)
03/31/2032	6.500%	1,328,000	1,342,841
Prestige Brands, Inc.(d)
01/15/2028	5.125%	1,103,000	1,093,213
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	1,879,000	1,706,724
Whirlpool Corp.
06/15/2030	6.125%	278,000	277,347
06/15/2033	6.500%	289,000	284,507
Total			10,316,029
Diversified Manufacturing 2.6%
Amsted Industries, Inc.(d)
03/15/2033	6.375%	343,000	348,142
Chart Industries, Inc.(d)
01/01/2030	7.500%	973,000	1,019,301
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	3,368,000	3,436,091
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	1,071,000	1,103,667
Esab Corp.(d)
04/15/2029	6.250%	833,000	851,544
Gates Corp. (The)(d)
07/01/2029	6.875%	849,000	874,451
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(d)
09/01/2029	4.000%	3,047,000	2,864,481
07/15/2032	6.500%	955,000	969,008
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	2,409,000	2,400,139
Wesco Distribution, Inc.(d)
03/15/2033	6.375%	719,000	736,119
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	687,000	696,561
03/15/2029	6.375%	1,524,000	1,562,741
03/15/2032	6.625%	1,957,000	2,018,988
Total			18,881,233
Electric 4.9%
Alpha Generation LLC(d)
10/15/2032	6.750%	921,000	943,056
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	725,000	700,017
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	1,442,000	1,455,396
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,529,000	1,502,410
02/15/2031	3.750%	1,921,000	1,752,221
01/15/2032	3.750%	1,567,000	1,392,199
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	816,000	765,900
Long Ridge Energy LLC(d)
02/15/2032	8.750%	1,568,000	1,627,001
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	2,646,000	2,583,552
09/15/2027	4.500%	381,000	369,648
01/15/2029	7.250%	1,126,000	1,149,290
NRG Energy, Inc.(d)
06/15/2029	5.250%	2,154,000	2,130,026
07/15/2029	5.750%	152,000	151,782
02/15/2031	3.625%	1,992,000	1,823,344
02/01/2033	6.000%	806,000	808,245
11/01/2034	6.250%	615,000	623,162
PG&E Corp.
07/01/2028	5.000%	668,000	651,898
PG&E Corp.(f)
03/15/2055	7.375%	900,000	868,290
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	3,562,000	3,509,207
01/15/2030	4.750%	2,292,000	2,198,352
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	1,270,000	1,268,474
10/15/2031	7.750%	2,632,000	2,786,074
04/15/2032	6.875%	1,003,000	1,042,275
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	1,108,000	1,162,300
03/15/2033	8.625%	2,420,000	2,562,305
Total			35,826,424
Environmental 0.4%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	277,560
GFL Environmental, Inc.(d)
01/15/2031	6.750%	1,049,000	1,088,736
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	1,735,000	1,800,748
Total			3,167,044
Finance Companies 4.2%
GGAM Finance Ltd.(d)
04/15/2029	6.875%	331,000	341,228
03/15/2030	5.875%	2,020,000	2,028,127
Navient Corp.
03/15/2029	5.500%	746,000	729,916
03/15/2031	11.500%	938,000	1,053,425
08/01/2033	5.625%	3,142,000	2,827,363
OneMain Finance Corp.
05/15/2029	6.625%	2,534,000	2,587,643
03/15/2030	7.875%	1,680,000	1,768,805
09/15/2030	4.000%	914,000	836,151
05/15/2031	7.500%	1,301,000	1,356,324
11/15/2031	7.125%	548,000	565,721
09/15/2032	7.125%	480,000	494,919
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	3,312,000	3,468,361
Rocket Cos, Inc.(d)
08/01/2030	6.125%	698,000	708,304
08/01/2033	6.375%	889,000	906,997
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,761,000	2,546,874
10/15/2033	4.000%	4,037,000	3,574,107
Springleaf Finance Corp.
11/15/2029	5.375%	158,000	154,893
United Wholesale Mortgage LLC(d)
11/15/2025	5.500%	675,000	675,013
06/15/2027	5.750%	770,000	770,494
04/15/2029	5.500%	1,216,000	1,189,963
UWM Holdings LLC(d)
02/01/2030	6.625%	1,732,000	1,733,867
Total			30,318,495
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.6%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,869,048
06/15/2030	6.000%	1,342,000	1,350,311
Performance Food Group, Inc.(d)
09/15/2032	6.125%	739,000	751,123
Post Holdings, Inc.(d)
02/15/2032	6.250%	2,416,000	2,461,521
10/15/2034	6.250%	827,000	827,873
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	695,000	696,589
04/30/2029	4.375%	761,000	732,707
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,869,000	1,768,989
US Foods, Inc.(d)
01/15/2032	7.250%	809,000	842,917
Total			11,301,078
Gaming 2.7%
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	670,000	691,173
02/15/2032	6.500%	3,142,000	3,201,996
10/15/2032	6.000%	1,242,000	1,199,242
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	907,000	905,392
Churchill Downs, Inc.(d)
05/01/2031	6.750%	1,360,000	1,389,662
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	949,000	989,493
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	732,000	705,510
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	2,355,000	2,182,904
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	2,289,000	2,310,515
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	3,261,000	3,143,587
Scientific Games International, Inc.(d)
05/15/2028	7.000%	1,338,000	1,339,722
Voyager Parent LLC(d)
07/01/2032	9.250%	1,343,000	1,421,021
Total			19,480,217
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 6.0%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	360,000	355,407
04/15/2029	5.000%	3,015,000	2,916,611
03/15/2033	7.375%	1,170,000	1,205,367
Avantor Funding, Inc.(d)
11/01/2029	3.875%	3,787,000	3,566,585
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,375,000	1,437,100
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	858,329
03/15/2029	3.750%	923,000	868,548
CHS/Community Health Systems, Inc.(d)
03/15/2027	5.625%	965,000	966,616
05/15/2030	5.250%	2,320,000	2,030,198
02/15/2031	4.750%	244,000	204,082
01/15/2032	10.875%	786,000	824,547
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,188,000	1,220,938
DaVita, Inc.(d)
06/01/2030	4.625%	880,000	839,812
07/15/2033	6.750%	1,733,000	1,786,626
IQVIA, Inc.(d)
05/15/2027	5.000%	731,000	726,958
05/15/2030	6.500%	702,000	724,698
06/01/2032	6.250%	1,651,000	1,693,044
LifePoint Health, Inc.(d)
10/15/2030	11.000%	493,000	542,443
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,523,000	1,555,414
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	1,127,000	1,074,754
10/01/2029	5.250%	5,079,000	4,983,621
Select Medical Corp.(d)
12/01/2032	6.250%	1,720,000	1,718,780
Star Parent, Inc.(d)
10/01/2030	9.000%	3,718,000	3,913,242
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,055,545
Tenet Healthcare Corp.
02/01/2027	6.250%	4,268,000	4,270,280
01/15/2030	4.375%	2,104,000	2,023,725
Total			43,363,270
Independent Energy 5.0%
Baytex Energy Corp.(d)
04/30/2030	8.500%	2,193,000	2,231,267
03/15/2032	7.375%	1,924,000	1,859,698
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Civitas Resources, Inc.(d)
07/01/2028	8.375%	1,375,000	1,415,630
11/01/2030	8.625%	2,501,000	2,553,384
06/15/2033	9.625%	1,666,000	1,713,161
CNX Resources Corp.(d)
01/15/2029	6.000%	1,450,000	1,448,837
03/01/2032	7.250%	999,000	1,028,955
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	2,429,000	2,429,169
Comstock Resources, Inc.(d)
03/01/2029	6.750%	750,000	738,420
01/15/2030	5.875%	434,000	409,460
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	2,895,000	2,908,073
02/01/2029	5.750%	2,565,000	2,515,051
11/01/2033	8.375%	969,000	1,012,140
02/15/2035	7.250%	2,496,000	2,429,694
Matador Resources Co.(d)
04/15/2028	6.875%	872,000	886,014
04/15/2032	6.500%	1,427,000	1,429,351
04/15/2033	6.250%	891,000	882,436
Permian Resources Operating LLC(d)
04/15/2027	8.000%	928,000	948,524
01/15/2032	7.000%	1,901,000	1,964,186
02/01/2033	6.250%	955,000	958,962
SM Energy Co.
01/15/2027	6.625%	1,485,000	1,483,814
07/15/2028	6.500%	741,000	745,444
SM Energy Co.(d)
08/01/2029	6.750%	937,000	937,733
08/01/2032	7.000%	1,647,000	1,630,536
Total			36,559,939
Leisure 3.0%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,680,000	1,630,155
Carnival Corp.(d)
03/15/2030	5.750%	1,628,000	1,652,666
08/01/2032	5.750%	2,793,000	2,810,837
02/15/2033	6.125%	1,597,000	1,624,377
Cinemark USA, Inc.(d)
07/15/2028	5.250%	941,000	934,785
08/01/2032	7.000%	549,000	566,856
NCL Corp., Ltd.(d)
02/01/2032	6.750%	1,593,000	1,636,275
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	2,737,000	2,787,526
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	2,079,000	2,118,102
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vail Resorts, Inc.(d)
07/15/2030	5.625%	1,534,000	1,541,987
05/15/2032	6.500%	1,108,000	1,138,970
Viking Cruises Ltd.(d)
07/15/2031	9.125%	2,166,000	2,329,827
VOC Escrow Ltd.(d)
02/15/2028	5.000%	816,000	808,351
Total			21,580,714
Lodging 0.7%
Hilton Domestic Operating Co., Inc.(d)
03/15/2033	5.875%	758,000	765,778
09/15/2033	5.750%	762,000	762,800
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	955,000	879,374
01/15/2032	6.625%	2,406,000	2,435,107
Total			4,843,059
Media and Entertainment 3.4%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	668,000	700,132
04/01/2030	7.875%	1,795,000	1,847,189
Clear Channel Outdoor Holdings, Inc.(d),(g)
02/15/2031	7.125%	1,314,000	1,312,159
03/15/2033	7.500%	1,337,000	1,333,309
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	2,887,000	2,883,043
Gray Media, Inc.(d)
07/15/2032	9.625%	710,000	716,872
08/15/2033	7.250%	520,000	517,327
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	2,020,000	2,099,484
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	1,222,000	1,164,383
03/15/2030	4.625%	1,113,000	1,056,275
02/15/2031	7.375%	973,000	1,021,551
Roblox Corp.(d)
05/01/2030	3.875%	1,531,000	1,439,466
Snap, Inc.(d)
03/01/2033	6.875%	3,468,000	3,554,119
Univision Communications, Inc.(d)
08/15/2028	8.000%	722,000	741,920
06/30/2030	7.375%	1,399,000	1,392,238
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	1,095,000	921,973
03/15/2042	5.050%	2,638,000	1,763,410
03/15/2052	5.141%	575,000	355,824
Total			24,820,674
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 3.0%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	774,000	807,180
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	586,765
10/01/2031	5.125%	1,499,000	1,449,863
Champion Iron Canada, Inc.(d)
07/15/2032	7.875%	532,000	543,942
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	578,000	578,209
03/15/2032	7.000%	212,000	206,767
05/01/2033	7.375%	228,000	222,347
Compass Minerals International, Inc.(d)
07/01/2030	8.000%	1,391,000	1,441,150
Constellium SE(d)
04/15/2029	3.750%	2,653,000	2,490,410
08/15/2032	6.375%	1,657,000	1,678,626
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	4,310,000	4,334,004
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	3,185,000	2,969,490
Novelis Corp.(d)
11/15/2026	3.250%	1,452,000	1,428,537
01/30/2030	4.750%	2,112,000	2,023,441
08/15/2031	3.875%	735,000	660,120
Novelis, Inc.(d)
01/30/2030	6.875%	554,000	570,468
Total			21,991,319
Midstream 6.9%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	1,720,000	1,805,907
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,160,000	1,191,084
CNX Midstream Partners LP(d)
04/15/2030	4.750%	3,501,000	3,303,338
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	3,310,000	3,443,611
06/30/2033	7.375%	2,194,000	2,167,335
Hess Midstream Operations LP(d)
03/01/2028	5.875%	510,000	518,581
10/15/2030	5.500%	417,000	419,174
ITT Holdings LLC(d)
08/01/2029	6.500%	235,000	223,607
NuStar Logistics LP
06/01/2026	6.000%	1,402,000	1,406,475
04/28/2027	5.625%	3,054,000	3,069,216
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	562,000	582,813
Sunoco LP(d)
05/01/2029	7.000%	1,502,000	1,559,746
05/01/2032	7.250%	1,418,000	1,486,715
07/01/2033	6.250%	2,113,000	2,139,404
TransMontaigne Partners LLC(d)
06/15/2030	8.500%	2,469,000	2,580,071
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	3,152,000	2,910,709
11/01/2033	3.875%	4,814,000	4,200,266
Venture Global LNG, Inc.(d),(f),(h)
	9.000%	3,363,000	3,362,529
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	2,137,000	2,330,063
01/15/2030	7.000%	1,075,000	1,090,309
02/01/2032	9.875%	898,000	968,919
Venture Global Plaquemines LNG LLC(d)
05/01/2033	7.500%	848,000	915,716
01/15/2034	6.500%	1,950,000	2,005,727
05/01/2035	7.750%	1,633,000	1,790,849
01/15/2036	6.750%	4,390,000	4,515,492
Total			49,987,656
Oil Field Services 1.9%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	936,000	950,070
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	2,062,000	2,114,917
Nabors Industries, Inc.(d)
05/15/2027	7.375%	1,051,000	1,060,507
01/31/2030	9.125%	1,901,000	1,883,150
08/15/2031	8.875%	1,746,000	1,400,727
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,749,000	1,774,834
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	2,726,952	2,796,035
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	963,000	962,807
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	718,000	734,019
Total			13,677,066
Other Industry 0.3%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	735,000	722,788
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	692,000	709,749
04/15/2030	6.625%	404,000	416,711
Total			1,849,248
Other REIT 1.9%
Ladder Capital Finance Holdings LLLP
08/01/2030	5.500%	2,500,000	2,509,137
Ladder Capital Finance Holdings LLLP/Corp.(d)
07/15/2031	7.000%	1,008,000	1,055,520
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,840,000	1,834,036
05/15/2029	4.875%	1,134,000	1,091,259
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	434,000	447,503
04/01/2032	6.500%	1,211,000	1,237,198
06/15/2033	6.500%	763,000	781,271
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	954,218
Service Properties Trust
06/15/2029	8.375%	778,000	807,990
Service Properties Trust(d)
11/15/2031	8.625%	1,807,000	1,926,290
XHR LP(d)
05/15/2030	6.625%	1,049,000	1,066,494
Total			13,710,916
Packaging 1.0%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	3,097,000	2,820,238
Canpack SA/US LLC(d)
11/15/2029	3.875%	1,143,000	1,068,066
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	2,196,000	2,239,990
04/15/2032	6.750%	1,403,000	1,436,338
Total			7,564,632
Pharmaceuticals 1.6%
1261229 BC Ltd.(d)
04/15/2032	10.000%	3,193,000	3,250,141
Bausch Health Companies, Inc.(d)
06/01/2028	4.875%	2,006,000	1,774,258
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	3,321,000	3,198,272
Jazz Securities DAC(d)
01/15/2029	4.375%	1,100,000	1,064,301
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(d)
04/30/2028	4.125%	834,000	788,983
04/30/2031	5.125%	1,660,000	1,435,880
Total			11,511,835
Property & Casualty 3.7%
Acrisure LLC/Finance, Inc.(d)
02/01/2029	8.250%	335,000	346,041
08/01/2029	6.000%	316,000	308,156
11/06/2030	7.500%	1,370,000	1,415,185
07/01/2032	6.750%	696,000	704,728
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	2,642,000	2,586,445
04/15/2028	6.750%	4,065,000	4,119,823
01/15/2031	7.000%	734,000	754,639
10/01/2031	6.500%	1,649,000	1,674,576
AmWINS Group, Inc.(d)
02/15/2029	6.375%	1,922,000	1,957,272
Ardonagh Finco Ltd.(d)
02/15/2031	7.750%	1,821,000	1,898,563
Ardonagh Group Finance Ltd.(d)
02/15/2032	8.875%	1,263,000	1,328,846
HUB International Ltd.(d)
01/31/2032	7.375%	1,365,000	1,421,644
HUB International, Ltd.(d)
06/15/2030	7.250%	4,500,000	4,693,246
Lumbermens Mutual Casualty Co.(d),(i)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Lumbermens Mutual Casualty Co.(i)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	1,644,000	1,699,328
Ryan Specialty LLC(d)
08/01/2032	5.875%	1,851,000	1,856,240
Total			26,779,377
Railroads 0.7%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	2,340,000	2,367,967
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	2,611,000	2,707,179
Total			5,075,146
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,195,000	1,220,837
09/15/2029	5.625%	1,195,000	1,203,969
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	1,515,000	1,439,717
Yum! Brands, Inc.
04/01/2032	5.375%	1,827,000	1,817,620
Total			5,682,143
Retailers 1.9%
Advance Auto Parts, Inc.(d),(g)
08/01/2030	7.000%	636,000	639,268
08/01/2033	7.375%	646,000	648,933
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	544,193
02/15/2032	5.000%	567,000	536,733
Beach Acquisition Bidco LLC(d),(e)
07/15/2033	10.000%	1,395,000	1,454,606
Belron UK Finance PLC(d)
10/15/2029	5.750%	732,000	738,989
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	638,901
01/15/2030	6.375%	486,000	495,849
Hanesbrands, Inc.(d)
02/15/2031	9.000%	1,022,000	1,076,631
L Brands, Inc.
06/15/2029	7.500%	385,000	394,296
L Brands, Inc.(d)
10/01/2030	6.625%	1,324,000	1,355,783
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,709,000	1,660,895
08/01/2031	8.250%	1,005,000	1,062,582
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	817,483
PetSmart, Inc./Finance Corp.(d)
02/15/2029	7.750%	1,607,000	1,572,595
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	427,000	418,515
Total			14,056,252
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	849,000	801,205
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 9.4%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	2,426,000	2,509,906
Block, Inc.
05/15/2032	6.500%	2,384,000	2,446,993
CACI International, Inc.(d)
06/15/2033	6.375%	1,415,000	1,448,415
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	431,000	365,602
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	1,515,000	1,248,443
Clarivate Science Holdings Corp.(d)
07/01/2029	4.875%	3,085,000	2,893,521
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,797,000	2,894,549
06/30/2032	8.250%	2,592,000	2,760,596
Ellucian Holdings, Inc.(d)
12/01/2029	6.500%	674,000	683,448
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,527,788
06/15/2030	5.950%	3,129,000	3,156,265
Fair Isaac Corp.(d)
05/15/2033	6.000%	1,164,000	1,171,426
Gen Digital, Inc.(d)
04/01/2033	6.250%	1,171,000	1,194,021
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	2,623,000	2,773,214
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,905,000	2,800,090
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,620,090
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(d)
05/01/2029	8.750%	2,245,000	2,290,826
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	824,000	797,750
05/30/2029	9.500%	3,430,000	3,581,430
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	390,000	372,329
Iron Mountain, Inc.(d)
01/15/2033	6.250%	755,000	767,658
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	3,217,000	3,486,055
NCR Corp.(d)
10/01/2028	5.000%	1,257,000	1,236,003
04/15/2029	5.125%	1,261,000	1,235,824
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	2,866,000	2,774,206
Picard Midco, Inc.(d)
03/31/2029	6.500%	5,669,000	5,725,602
Seagate Data Storage Technology Pte Ltd.(d)
12/15/2029	8.250%	809,000	862,300
07/15/2031	8.500%	898,000	949,825
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	1,346,000	1,378,394
Shift4 Payments LLC/Finance Sub, Inc.(d)
08/15/2032	6.750%	1,588,000	1,639,751
Synaptics, Inc.(d)
06/15/2029	4.000%	1,559,000	1,470,147
UKG, Inc.(d)
02/01/2031	6.875%	1,343,000	1,380,157
WEX, Inc.(d)
03/15/2033	6.500%	1,415,000	1,433,562
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	4,330,929
Total			68,207,115
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	1,382,000	1,410,917
06/15/2032	8.375%	1,899,000	1,958,650
Total			3,369,567
Wireless 1.0%
SBA Communications Corp.
02/15/2027	3.875%	740,000	726,819
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	2,958,071
07/15/2031	4.750%	2,084,000	1,926,710
04/15/2032	7.750%	1,217,000	1,268,692
Total			6,880,292
Wirelines 1.5%
Fibercop SpA(d)
07/18/2036	7.200%	233,000	230,389
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	2,256,000	2,365,411
03/15/2031	8.625%	1,278,000	1,355,179
Iliad Holding SAS(d)
10/15/2028	7.000%	2,192,000	2,224,806
Iliad Holding SASU(d)
04/15/2031	8.500%	655,000	702,690
04/15/2032	7.000%	993,000	1,020,281
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Optics Bidco SpA(d)
06/04/2038	7.721%	802,000	799,663
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,776,000	1,860,734
Total			10,559,153
Total Corporate Bonds & Notes (Cost $657,266,390)			661,816,057

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
High Yield 1.0%
Columbia Short Duration High Yield ETF(j)	350,000	7,077,350
Total Exchange-Traded Fixed Income Funds (Cost $7,021,000)		7,077,350

Foreign Government Obligations(k) 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.7%
NOVA Chemicals Corp.(d)
11/15/2028	8.500%	2,744,000	2,881,869
02/15/2030	9.000%	1,637,000	1,762,132
12/01/2031	7.000%	686,000	717,470
Total			5,361,471
Total Foreign Government Obligations (Cost $5,167,803)			5,361,471

Senior Loans 2.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(l),(m)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.575%	754,110	758,823
Building Materials 0.2%
CP Atlas Buyer, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	9.606%	1,269,845	1,210,162
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.4%
Ineos Quattro Holdings UK Ltd.(l),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.706%	770,000	715,137
Ineos US Finance LLC(l),(m),(n)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.606%	2,260,000	2,094,026
Total			2,809,163
Consumer Cyclical Services 0.3%
Arches Buyer, Inc.(l),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.706%	2,332,787	2,328,961
Property & Casualty 0.3%
Broadstreet Partners, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	7.106%	2,612,232	2,613,721
Retailers 0.5%
Hanesbrands, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.106%	303,810	304,443
PetSmart LLC(l),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.206%	3,593,285	3,581,319
Total			3,885,762
Technology 0.8%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.356%	3,995,117	3,995,117
ION Trading Finance Ltd.(l),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 04/03/2028	7.796%	456,964	456,320
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(l),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.327%	1,144,250	1,103,961
Total			5,555,398
Total Senior Loans (Cost $19,199,340)			19,161,990

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(j),(o)	29,345,907	29,337,103
Total Money Market Funds (Cost $29,333,840)		29,337,103
Total Investments in Securities (Cost: $724,671,170)		726,315,733
Other Assets & Liabilities, Net		(2,134,331)
Net Assets		724,181,402
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2025, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $613,262,815, which represents 84.68% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2025.

(g)	Represents a security purchased on a when-issued basis.
(h)	Perpetual security with no specified maturity date.
(i)	Represents a security in default.
(j)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short Duration High Yield ETF
	—	7,021,000	—	56,350	7,077,350	—	58,982	350,000
Columbia Short-Term Cash Fund, 4.473%
	19,904,041	219,563,588	(210,129,197)	(1,329)	29,337,103	(2,511)	889,910	29,345,907
Total	19,904,041			55,021	36,414,453	(2,511)	948,892

(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
The stated interest rate represents the weighted average interest rate at July 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of July 31, 2025.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,412	—	61	2,473
Consumer Discretionary	54,783	—	—	54,783
Industrials	6,918	—	—	6,918
Utilities	—	—	0 *	0 *
Total Common Stocks	64,113	—	61	64,174
Convertible Bonds	—	3,497,588	—	3,497,588
Corporate Bonds & Notes	—	661,816,057	—	661,816,057
Exchange-Traded Fixed Income Funds	7,077,350	—	—	7,077,350
Foreign Government Obligations	—	5,361,471	—	5,361,471
Senior Loans	—	19,161,990	—	19,161,990
Money Market Funds	29,337,103	—	—	29,337,103
Total Investments in Securities	36,478,566	689,837,106	61	726,315,733

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Statement of Assets and Liabilities
July 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $688,316,330)	$689,901,280
Affiliated issuers (cost $36,354,840)	36,414,453
Cash	79,135
Receivable for:
Investments sold	55,984
Capital shares sold	3,395,138
Dividends	70,014
Interest	11,744,048
Foreign tax reclaims	20,578
Expense reimbursement due from Investment Manager	2,033
Prepaid expenses	8,457
Other assets	2,762
Total assets	741,693,882
Liabilities
Payable for:
Investments purchased	682,421
Investments purchased on a delayed delivery basis	11,948,843
Capital shares redeemed	1,005,362
Distributions to shareholders	3,463,778
Management services fees	12,793
Distribution and/or service fees	1,398
Transfer agent fees	49,339
Compensation of board members	1,017
Other expenses	59,118
Deferred compensation of board members	288,411
Total liabilities	17,512,480
Net assets applicable to outstanding capital stock	$724,181,402
Represented by
Paid in capital	770,821,428
Total distributable earnings (loss)	(46,640,026)
Total - representing net assets applicable to outstanding capital stock	$724,181,402
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Statement of Assets and Liabilities (continued)
July 31, 2025
Class A
Net assets	$182,547,065
Shares outstanding	20,585,770
Net asset value per share	$8.87
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.31
Class C
Net assets	$5,541,861
Shares outstanding	625,622
Net asset value per share	$8.86
Institutional Class
Net assets	$280,799,292
Shares outstanding	31,597,228
Net asset value per share	$8.89
Institutional 2 Class
Net assets	$93,809,599
Shares outstanding	10,549,030
Net asset value per share	$8.89
Institutional 3 Class
Net assets	$149,838,944
Shares outstanding	16,872,105
Net asset value per share	$8.88
Class S
Net assets	$11,644,641
Shares outstanding	1,310,525
Net asset value per share	$8.89
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Statement of Operations
Year Ended July 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$2,114
Dividends — affiliated issuers	948,892
Interest	45,816,494
Interfund lending	2,785
Foreign taxes withheld	(4,846)
Total income	46,765,439
Expenses:
Management services fees	4,632,646
Distribution and/or service fees
Class A	469,098
Class C	56,131
Transfer agent fees
Class A	223,063
Advisor Class	2,103
Class C	6,671
Institutional Class	316,658
Institutional 2 Class	54,555
Institutional 3 Class	8,013
Class S	13,088
Custodian fees	8,364
Printing and postage fees	66,019
Registration fees	119,396
Accounting services fees	35,548
Legal fees	25,241
Compensation of chief compliance officer	120
Compensation of board members	18,817
Deferred compensation of board members	35,998
Other	42,265
Total expenses	6,133,794
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(760,692)
Expense reduction	(220)
Total net expenses	5,372,882
Net investment income	41,392,557
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,034,064)
Investments — affiliated issuers	(2,511)
Net realized loss	(1,036,575)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	10,845,412
Investments — affiliated issuers	55,021
Net change in unrealized appreciation (depreciation)	10,900,433
Net realized and unrealized gain	9,863,858
Net increase in net assets resulting from operations	$51,256,415
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Statement of Changes in Net Assets

	Year Ended July 31, 2025	Year Ended July 31, 2024
Operations
Net investment income	$41,392,557	$41,366,122
Net realized loss	(1,036,575)	(23,693,459)
Net change in unrealized appreciation (depreciation)	10,900,433	50,141,455
Net increase in net assets resulting from operations	51,256,415	67,814,118
Distributions to shareholders
Net investment income and net realized gains
Class A	(10,473,360)	(10,996,740)
Advisor Class	(99,740)	(666,531)
Class C	(271,041)	(282,482)
Institutional Class	(15,537,141)	(13,181,772)
Institutional 2 Class	(5,730,066)	(8,039,112)
Institutional 3 Class	(8,685,074)	(8,536,177)
Class R	—	(14,019)
Class S	(650,227)	—
Total distributions to shareholders	(41,446,649)	(41,716,833)
Increase (decrease) in net assets from capital stock activity	(51,940,848)	33,737,287
Total increase (decrease) in net assets	(42,131,082)	59,834,572
Net assets at beginning of year	766,312,484	706,477,912
Net assets at end of year	$724,181,402	$766,312,484
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2025		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,845,164	16,160,906	2,338,343	19,830,382
Distributions reinvested	1,073,700	9,438,937	1,161,569	9,913,289
Shares redeemed	(4,548,632)	(39,883,553)	(5,851,320)	(49,722,183)
Net decrease	(1,629,768)	(14,283,710)	(2,351,408)	(19,978,512)
Advisor Class
Shares sold	34,633	306,445	292,773	2,499,261
Distributions reinvested	9,058	80,238	77,799	663,624
Shares redeemed	(755,350)	(6,659,999)	(1,755,499)	(14,917,436)
Net decrease	(711,659)	(6,273,316)	(1,384,927)	(11,754,551)
Class C
Shares sold	132,665	1,163,591	126,102	1,075,446
Distributions reinvested	30,551	268,321	32,898	280,550
Shares redeemed	(205,322)	(1,800,862)	(191,764)	(1,633,917)
Net decrease	(42,106)	(368,950)	(32,764)	(277,921)
Institutional Class
Shares sold	7,256,353	63,986,432	13,811,109	118,696,826
Distributions reinvested	1,630,055	14,362,339	1,385,187	11,876,588
Shares redeemed	(9,202,313)	(81,009,148)	(5,850,787)	(50,073,384)
Net increase (decrease)	(315,905)	(2,660,377)	9,345,509	80,500,030
Institutional 2 Class
Shares sold	1,990,083	17,524,296	3,235,638	27,688,019
Distributions reinvested	648,017	5,712,551	938,941	8,034,050
Shares redeemed	(6,985,346)	(61,543,877)	(6,630,362)	(56,780,376)
Net decrease	(4,347,246)	(38,307,030)	(2,455,783)	(21,058,307)
Institutional 3 Class
Shares sold	1,840,264	16,146,088	4,006,134	33,919,045
Distributions reinvested	504,710	4,443,722	451,007	3,857,956
Shares redeemed	(2,535,976)	(22,304,579)	(3,659,688)	(31,092,989)
Net increase (decrease)	(191,002)	(1,714,769)	797,453	6,684,012
Class R
Shares sold	—	—	18,846	161,407
Distributions reinvested	—	—	1,463	12,411
Shares redeemed	—	—	(64,144)	(551,282)
Net decrease	—	—	(43,835)	(377,464)
Class S
Shares sold	1,891,739	16,782,034	—	—
Distributions reinvested	73,939	650,131	—	—
Shares redeemed	(655,153)	(5,764,861)	—	—
Net increase	1,310,525	11,667,304	—	—
Total net increase (decrease)	(5,927,161)	(51,940,848)	3,874,245	33,737,287
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2025	$8.75	0.49	0.12	0.61	(0.49)	—	(0.49)
Year Ended 7/31/2024	$8.44	0.47	0.31	0.78	(0.47)	—	(0.47)
Year Ended 7/31/2023	$8.63	0.43	(0.18)	0.25	(0.44)	—	(0.44)
Year Ended 7/31/2022	$9.96	0.38	(1.04)	(0.66)	(0.37)	(0.30)	(0.67)
Year Ended 7/31/2021	$9.67	0.41	0.33	0.74	(0.45)	—	(0.45)
Class C
Year Ended 7/31/2025	$8.74	0.42	0.12	0.54	(0.42)	—	(0.42)
Year Ended 7/31/2024	$8.43	0.40	0.32	0.72	(0.41)	—	(0.41)
Year Ended 7/31/2023	$8.62	0.36	(0.18)	0.18	(0.37)	—	(0.37)
Year Ended 7/31/2022	$9.95	0.31	(1.04)	(0.73)	(0.30)	(0.30)	(0.60)
Year Ended 7/31/2021	$9.66	0.34	0.33	0.67	(0.38)	—	(0.38)
Institutional Class
Year Ended 7/31/2025	$8.77	0.51	0.12	0.63	(0.51)	—	(0.51)
Year Ended 7/31/2024	$8.46	0.49	0.31	0.80	(0.49)	—	(0.49)
Year Ended 7/31/2023	$8.65	0.45	(0.18)	0.27	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.98	0.40	(1.04)	(0.64)	(0.39)	(0.30)	(0.69)
Year Ended 7/31/2021	$9.69	0.44	0.33	0.77	(0.48)	—	(0.48)
Institutional 2 Class
Year Ended 7/31/2025	$8.77	0.52	0.12	0.64	(0.52)	—	(0.52)
Year Ended 7/31/2024	$8.46	0.49	0.32	0.81	(0.50)	—	(0.50)
Year Ended 7/31/2023	$8.66	0.46	(0.20)	0.26	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.99	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Year Ended 7/31/2021	$9.70	0.45	0.33	0.78	(0.49)	—	(0.49)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2025	$8.87	7.16%	1.06%	0.96% (c)	5.57%	43%	$182,547
Year Ended 7/31/2024	$8.75	9.54%	1.07%	0.96% (c)	5.47%	41%	$194,321
Year Ended 7/31/2023	$8.44	3.05%	1.08%	0.96% (c)	5.12%	22%	$207,301
Year Ended 7/31/2022	$8.63	(6.99% )	1.05%	0.95% (c)	4.10%	34%	$236,681
Year Ended 7/31/2021	$9.96	7.85%	1.15%	1.01% (c)	4.18%	58%	$291,523
Class C
Year Ended 7/31/2025	$8.86	6.37%	1.81%	1.71% (c)	4.82%	43%	$5,542
Year Ended 7/31/2024	$8.74	8.73%	1.82%	1.71% (c)	4.72%	41%	$5,835
Year Ended 7/31/2023	$8.43	2.28%	1.82%	1.71% (c)	4.35%	22%	$5,905
Year Ended 7/31/2022	$8.62	(7.70% )	1.80%	1.70% (c)	3.33%	34%	$8,365
Year Ended 7/31/2021	$9.95	7.04%	1.90%	1.77% (c)	3.43%	58%	$11,626
Institutional Class
Year Ended 7/31/2025	$8.89	7.42%	0.81%	0.71% (c)	5.82%	43%	$280,799
Year Ended 7/31/2024	$8.77	9.80%	0.82%	0.71% (c)	5.73%	41%	$279,753
Year Ended 7/31/2023	$8.46	3.32%	0.82%	0.71% (c)	5.36%	22%	$190,837
Year Ended 7/31/2022	$8.65	(6.74% )	0.80%	0.70% (c)	4.34%	34%	$205,801
Year Ended 7/31/2021	$9.98	8.11%	0.91%	0.77% (c)	4.46%	58%	$277,062
Institutional 2 Class
Year Ended 7/31/2025	$8.89	7.50%	0.75%	0.64%	5.87%	43%	$93,810
Year Ended 7/31/2024	$8.77	9.88%	0.75%	0.64%	5.79%	41%	$130,682
Year Ended 7/31/2023	$8.46	3.27%	0.76%	0.64%	5.44%	22%	$146,855
Year Ended 7/31/2022	$8.66	(6.66% )	0.73%	0.63%	4.44%	34%	$138,972
Year Ended 7/31/2021	$9.99	8.24%	0.74%	0.64%	4.55%	58%	$131,971
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2025	$8.76	0.52	0.12	0.64	(0.52)	—	(0.52)
Year Ended 7/31/2024	$8.45	0.50	0.31	0.81	(0.50)	—	(0.50)
Year Ended 7/31/2023	$8.64	0.46	(0.18)	0.28	(0.47)	—	(0.47)
Year Ended 7/31/2022	$9.97	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Year Ended 7/31/2021	$9.69	0.45	0.32	0.77	(0.49)	—	(0.49)
Class S
Year Ended 7/31/2025(d)	$8.89	0.43	(0.01)(e)	0.42	(0.42)	—	(0.42)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2025	$8.88	7.55%	0.70%	0.59%	5.93%	43%	$149,839
Year Ended 7/31/2024	$8.76	9.94%	0.70%	0.59%	5.84%	41%	$149,476
Year Ended 7/31/2023	$8.45	3.44%	0.70%	0.59%	5.48%	22%	$137,457
Year Ended 7/31/2022	$8.64	(6.64% )	0.68%	0.58%	4.46%	34%	$155,887
Year Ended 7/31/2021	$9.97	8.19%	0.68%	0.61%	4.61%	58%	$199,959
Class S
Year Ended 7/31/2025 (d)	$8.89	4.93%	0.82%	0.71%	5.91%	43%	$11,645
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements
July 31, 2025
Note 1. Organization
Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a

Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2025 was 0.65% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.04 (a)
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S	0.12 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $220.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $879,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	88,597
Class C	—	1.00 (b)	604

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2024 through November 30, 2025 (%)	Prior to December 1, 2024 (%)
Class A	0.96	0.96
Class C	1.71	1.71
Institutional Class	0.71	0.71
Institutional 2 Class	0.65	0.64
Institutional 3 Class	0.60	0.59
Class S	0.71	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
56,338	(56,338)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2025			Year Ended July 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
41,446,649	—	41,446,649	41,716,833	—	41,716,833
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
3,784,484	—	(47,340,823)	668,502
At July 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
725,647,231	13,824,738	(13,156,236)	668,502
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(5,942,766)	(41,398,057)	(47,340,823)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $297,831,466 and $353,432,860, respectively, for the year ended July 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended July 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	5,050,000	4.98	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at July 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2025.

Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At July 31, 2025, affiliated shareholders of record owned 45.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
At a meeting held on August 26, 2025, the Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse

Columbia Income Opportunities Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Income Opportunities Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Income Opportunities Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Income Opportunities Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Section 163(j) Interest Dividends
99.87%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Income Opportunities Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Income Opportunities Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Income Opportunities Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Income Opportunities Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Income Opportunities Fund  | 2025

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Columbia Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN164_07_R01_(09/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	September 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	September 22, 2025